Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of class A ordinary shares subject to possible redemption - USD ($)	3 Months Ended	6 Months Ended	11 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Class AOrdinary Shares Subject To Possible Redemption Abstract
Gross proceeds from Initial Public Offering			$ 345,000,000
Less:
Fair value of Public Warrants at issuance			(10,260,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption			(18,525,962)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount			28,785,962
Class A ordinary shares subject to possible redemption	$ 346,910,376	$ 345,387,074	$ 345,000,000
Increase in redemption value of Class A ordinary shares subject to redemption	$ 1,523,302	$ 387,074